Vessel revenue (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Revenue sources	The following table sets forth our revenue, by employment type, for these periods:

	For the year ended December 31,
In thousands of U.S. dollars	2025	2024	2023
Pool revenue	$754,266	$1,068,427	$1,155,244
Time charter revenue	170,237	153,881	153,260
Voyage revenue (spot market)	11,970	21,643	32,718
Bareboat charter-out revenue	1,749	—	—
	$938,222	$1,243,951	$1,341,222

Lease and non lease components
The following table summarizes the lease and non-lease components of revenue from time and bareboat charter-out and pool revenue during the years ended December 31, 2025, 2024, and 2023. These figures are not readily quantifiable as the Company's contracts (with the Scorpio pools or under time charter-out arrangements) do not separate these components. We do not view pool and time and bareboat charter-out revenue as two separate streams of revenue. Nevertheless, we have estimated these amounts by reference to (i) third party, published time charter rates for the lease component, and (ii) an approximation of the fair market value of vessel operating expenses for the non-lease component.

	For the year ended December 31,
In thousands of U.S. dollars	2025	2024	2023
Lease component of revenue from time and bareboat charter-out and pool revenue	$603,170	$907,497	$999,273
Non-lease component of revenue from time and bareboat charter-out and pool revenue	323,082	314,811	309,231
	$926,252	$1,222,308	$1,308,504

Terms of time chartered-out vessels
The terms of the time charter-out agreements in effect during the years ended December 31, 2025, 2024, and 2023 are summarized as follows:

Vessel	Vessel Class	Initial Term	Commencement Date	Initial Rate ($/Day)	Estimated End Date	Current Rate ($/Day)
STI Gratitude	LR2	Three years	May 2022	$28,000	May 2026	$31,000	(1)
STI Guard	LR2	Five years	Jul 2022	$28,000	Jul 2027	$28,000	(2)
STI Gladiator	LR2	Three years	Jul 2022	$28,000	Jul 2026	$31,000	(3)
STI Guide	LR2	Three years	Jul 2022	$28,000	Jul 2026	$31,000	(3)
STI Marshall	MR	Three years	Jul 2022	$23,000	May 2025	N/A	(4)
STI Magnetic	MR	Three years	Jul 2022	$23,000	May 2026	$27,500	(5)
STI Miracle	MR	Three years	Aug 2022	$27,500	May 2026	$27,500	(6)
STI Memphis	MR	Three years	Jun 2022	$27,500	May 2026	$27,500	(7)
STI Connaught	LR2	Three years	Aug 2022	$30,000	Oct 2025	N/A	(8)
STI Lombard	LR2	Three years	Sep 2022	$32,750	Dec 2025	N/A	(9)
STI Gauntlet	LR2	Three years	Nov 2022	$32,750	Nov 2026	$36,000	(10)
STI Duchessa	MR	Three years	Oct 2022	$25,000	Nov 2025	N/A	(11)
STI Lavender	LR2	Three years	Dec 2022	$35,000	Nov 2025	N/A	(12)
STI Grace	LR2	Three years	Dec 2022	$37,500	Dec 2026	$36,000	(13)
STI Jermyn	LR2	Three years	Apr 2023	$40,000	Apr 2026	$40,000	(14)
STI Jardins	MR	Three years	Oct 2024	$29,550	Oct 2027	$29,550
STI Battersea	Handymax	Two years	Apr 2025	$24,000	Apr 2027	$24,000
STI Orchard	LR2	Five years	Aug 2025	$28,350	Aug 2030	$28,350
STI Spiga	LR2	One year	Nov 2025	$35,000	Nov 2026	$35,000
(1)    This vessel commenced a time charter in May 2022 for three years at an average rate of $28,000 per day. The charterer exercised its option to extend the term of this agreement for an additional year at $31,000 per day commencing in May 2025. The charterer has an additional option to further extend the term of this agreement for an additional year at $33,000 per day.
(2)    This vessel commenced a time charter in July 2022 for five years at a rate of $28,000 per day.
(3)    This vessel commenced a time charter in July 2022 for three years at an average rate of $28,000 per day. The charterer exercised its option to extend the term of this agreement for an additional year at $31,000 per day commencing in July 2025. The charterers have the option to further extend the term of this agreement for an additional year at $33,000 per day.
(4)    This vessel commenced a time charter in July 2022 for three years at a rate of $23,000 per day. The vessel was redelivered to us upon the completion of the time charter in May 2025.
(5)    This vessel commenced a time charter in July 2022 for three years at an average rate of $23,000 per day. The daily rate is the average rate over the three years period, which is payable in years one, two, and three at $30,000 per day, $20,000 per day, and $19,000 per day, respectively. In July 2025, this time charter was extended for a period of 75 to 120 days at a rate of $21,500 per day commencing in August 2025. In November 2025, this time charter was extended for a period of six months at a rate of $27,500 per day.
(6)    This vessel commenced a time charter in August 2022 for three years at an average rate of $21,000 per day. The daily rate is the average rate over the three years period, which is payable during the first six months at $30,000 per day, the next six months are payable at $20,000 per day, and years two and three are payable at $19,000 per day. In July 2025, this time charter was extended for a period of 75 to 120 days at a rate of $21,500 per day commencing in August 2025. In November 2025, this time charter was extended for a period of six months at a rate of $27,500 per day.
(7)    This vessel commenced a time charter in June 2022 for three years at an average rate of $21,000 per day. The daily rate is the average rate over the three years period, which is payable during the first six months at $30,000 per day, the next six months are payable at $20,000 per day, and years two and three are payable at $19,000 per day. In July 2025, this time charter was extended for a period of 75 to 120 days at a rate of $21,500 per day commencing in August 2025. In November 2025, this time charter was extended for a period of six months at a rate of $27,500 per day.
(8)    In April 2023, STI Connaught replaced STI Goal on a time charter which initially commenced in August 2022 for three years at a rate of $30,000 per day. The vessel was redelivered to us upon completion of the time charter in October 2025.
(9)    This vessel commenced a time charter in September 2022 for three years at an average rate of $32,750 per day. The vessel was redelivered to us upon the completion of the time charter in December 2025.
(10)    This vessel commenced a time charter in September 2022 for three years at an average rate of $32,750 per day. In November 2025, this time charter was extended for a period of one year at a rate of $36,000 per day.
(11)    This vessel commenced a time charter in October 2022 for three years at an average rate of $25,000 per day. This vessel was redelivered to us upon the completion of the time charter in November 2025.
(12)    This vessel commenced a time charter in December 2022 for three years at an average rate of $35,000 per day. This vessel was redelivered to us upon completion of the time charter in November 2025.
(13)    This vessel commenced a time charter in December 2022 for three years at an average rate of $37,500 per day. The daily rate is the average rate over the three years period, which is payable during the first six months at $47,000 per day, the next six months are payable at $28,000 per day, and years two and three are payable at $37,500 per day. In November 2025, this time charter was extended for a period of one year at a rate of $36,000 per day commencing in December 2025.
(14)    This vessel commenced a time charter in April 2023 for three years at an average rate of $40,000 per day. The charterer has the option to extend the term of this agreement for an additional year at $42,500 per day.

Disclosure of voyage expense
Voyage expenses for the years ended December 31, 2025, 2024, and 2023 consisted of:

	For the year ended December 31,
	2025	2024	2023
Carbon emissions costs(1)	$22,725	$12,557	$—
Bunker consumption	2,983	8,413	4,103
Port and agency expenses	1,858	1,912	2,027
Voyage related insurance	7	606	1,240
Other voyage related expenses	9,340	6,883	5,873
	$36,913	$30,371	$13,243
(1)     Carbon emissions costs under the EU ETS regulations of $22.7 million and $12.6 million for the years ended December 31, 2025 and 2024, respectively, are mostly rebilled to the end customers.